Note 48 - Other Information	6 Months Ended
Jun. 30, 2019
Other Information
Other information

48. Other information

48.1 Reporting requirements of the Spanish National Securities Market Commission (CNMV)

Dividends paid in the year

The table below presents the dividends per share paid in cash during the six months ended June 30, 2019 and 2018 (cash basis dividend, regardless of the year in which they were accrued), but without including other shareholder remuneration, such as the “Dividend Option”.

Dividends paid ("Dividend Option" not included)
		June 2019			June 2018
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	32,65%	0,16	1.067	30,61%	0,15	1.000
Total dividends paid in cash	32,65%	0,16	1.067	30,61%	0,15	1.000
Dividends with charge to income	32,65%	0,16	1.067	30,61%	0,15	1.000

Ordinary earnings by operating segment

The detail of the consolidated profit for each operating segment is as follows for the six months ended June 30, 2019 and 2018:

Profit attributable by operating segment
	Profit/ (loss)
	June 2019	June 2018
Spain	734	746
United States	297	385
Mexico	1.287	1.200
Turkey	282	372
South America	404	332
Rest of Eurasia	55	60
Subtotal operating segments	3.058	3.094
Corporate Center	(616)	(558)
Total	2.442	2.536

Interest income by geographical area

The breakdown of the balance of “Interest income and other income” in the accompanying consolidated income statements by geographical area is as follows:

Interest Income. Breakdown by geographical area (Millions of Euros)
	Notes	June 2019	June 2018
Domestic		2.466	2.443
Foreign		13.212	11.975
European Union		245	247
Eurozone		164	170
No Eurozone		81	76
Other countries		12.967	11.728
Total	32.1	15.678	14.418
Of which BBVA, S.A.:
Domestic		2.199	2.174
Foreign		286	180
European Union		104	66
Eurozone		83	45
No Eurozone		22	21
Other countries		182	114
Total		2.485	2.354